CONVERTIBLE DEBENTURES (Details 2) - Derivative Liability Two [Member]	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	2.92%
Expected life	2 years 6 months 10 days
Expected volatility	80.45%